Taxes on Income	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 10 - TAXES ON INCOME:

a.	Corporate taxation in Israel:

1)	Measurement of results for tax purposes:

Commencing with tax year 2008 the results of the Company for tax purposes are measured in nominal values. Through the end of tax year 2007 the results of the Company for tax purposes were measured having regard to the changes in the Israeli consumer price index (hereinafter - “CPI”), in accordance with the Income Tax Law (Inflationary Adjustments), 1985 (hereinafter - the “Inflationary Adjustments Law”). The transitional provisions regarding the discontinuation of the application of the Inflationary Adjustments Law stipulate that losses carried forward for tax purposes, deduction for depreciation, and real loss from sale of a depreciable asset or security will be linked to the CPI until the end of tax year 2007 and linkage shall be discontinued as of this date.

2)	Tax rates

The income of the Company (other than income which is eligible for reduced tax rates in accordance with encouragement laws in Israel, see C below) is subject to corporate tax at the regular corporate tax rates.

According to the Law for the Amendment of National Priorities (Legislative Amendments for Achieving the Budgetary Goals for 2013-2014), 2013 (hereinafter - the Law), which was published in the official gazette on August 2015, stipulated that the corporate tax rate will be 26.5% for 2014 and thereafter. (As to the tax rates on the income of a Preferred Enterprise as set out in the Law for the Encouragement of Capital Investments-1959, see C below).

In January 2016, published the Amendment of the Income Tax Ordinance (No. 216), 2016, which stipulated a reduction of the corporate tax, commencing 2016 and thereafter from 26.5% to 25%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year), 2016 was published, introducing a gradual reduction in corporate tax rate from 25% to 23%. However, the law also included a temporary provision setting the corporate tax rate in 2017 at 24%. As a result, the corporate tax rate will be 24% in 2017 and 23% in 2018 and thereafter.

The Company’s capital gains are subject to tax at the regular corporate tax rates.

b.	Taxation of the Subsidiary

The Subsidiary was incorporated in the United States and is subject to the Federal and State tax laws established in the United States.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. The Act reduces the corporate tax rate to 21 percent from 35 percent, among other things. The Group does not expect that the Act will have a material effect on its consolidated financial statements.

c.	Encouragement laws in Israel:

Tax benefits under the Law for the Encouragement of Capital Investments-1959 (hereinafter- the “Law for the Encouragement of Capital Investments”):

a)	General

Under the Law for the Encouragement of Capital Investments, companies are entitled to various tax benefits by virtue of their “approved enterprise” or “benefited enterprise” status subject to the fulfillment of certain conditions. In addition, companies may be entitled to additional tax benefits as “foreign investors’ companies,” as defined by the Law for the Encouragement of Capital Investments.

According to the Economic Policy Law for 2011 and 2012 (Legislative Amendments), 2011, which was published in December 2010 also amended the Capital Investment Encouragement Law (hereinafter – the amendment).

The amendement sets alternative benefit tracks to the ones that were in place under the provisions of the Law for the Encouragement of Capital Investments, as follows: investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (preferred enterprise and a special preferred enterprise), which provide for application of a unified tax rate to all preferred income of the company, as defined in the law.

Under the amended law, a company which qualifies for benefits under the encouragement law prior to the amendment thereof may opt for application of the amendment on each year, commencing with the first year in which the amendment became effective (2011) thereby making available to itself the tax benefits in accordance with the tracks set in the amendment subject to the fulfillment of certain conditions. A company’s election for application of the amendment is irrevocable and once it opts for application thereof, it will no longer be entitled to the tax benefits available to it under the pre-amendment regime of the Law for the Encouragement of Capital Investments. A company will be allowed to continue and enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law.

In December 2016, the Economic Efficiency Law (Legislative Amendments to Achieving the Budget Goals for 2017 and -2018), 2016 was published. Under this law, two new benefit programs for high-tech industries” benefited technology enterprise “and “special benefited technology enterprise ” were added.

b)	Tax benefits

The Company has not decided at this stage whether and when to elect the application of the amendment of the law. Once the Company generates taxable income, it is currently scheduled to be eligible for tax benefits available under the Law for the Encouragement of Capital Investments before it was amended in accordance with the provisions of the benefited enterprise regime, as follows:

Reduced tax rates

During the period of benefits - 10 years commencing in the first year in which the Company earns taxable income from the benefited enterprises (provided the maximum period to which it is restricted by law has not elapsed) - the income from the benefited enterprises owned by the Company is tax exempt so long as it is not distributed or deemed to be distributed. The portion of income which qualifies for tax exemption as above is based on the ratio between the turnover relating to the “benefited enterprise” and the total turnover of the Company.

In the event of a dividend distribution or deemed dividend distribution from income which was previously exempt, the Company will be subject to tax on the grossed-up amount of the (deemed) dividend, according to the tax rate which would have applied to the income were it not eligible for the exemption.

The Company has not yet utilized the tax benefits for the main plant, nor for the expansion of the plant.

c)	Conditions to receive the benefits

The entitlement to the above benefits is conditional upon the Company’s fulfillment of the conditions stipulated by the Law for the Encouragement of Capital Investments, and the regulations promulgated thereunder. In the event of failure to comply with these conditions, the benefits may be cancelled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of interest. As of the date of approval of these financial statements, the Company has met the aforementioned conditions.

d.	Carry forward tax losses

Carry forward tax losses aggregate NIS 231 million (approximately USD 67 million) and NIS 204 million (approximately USD 59 million) as of December 31, 2017 and 2016, respectively. The Company did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

e.	Tax advances for certain employee benefits expenses

Tax advances for certain employee benefits expenses that are not deductible for tax purposes paid to the tax authorities are charged to the Statement of loss and other comprehensive loss on a current basis; the Company does not record these advances as a tax asset in its books of accounts, as utilization thereof is not expected to occur in the foreseeable future.

The total said tax advances paid which have not yet been offset is approximately NIS 191 thousand (approximately – USD 50 thousand) and approximately NIS 174 thousand (approximately – USD 45 thousand) as of December 31, 2017 and 2016, respectively.

f.	Tax assessments

The Company was subject to a withholding tax audit in Israel for the four years ended December 31, 2014. The Israeli Tax authorities completed their audit on October 6, 2016 and issued an assessment claiming additional NIS 5.3 million (approximately USD 1.5 million) withholding taxes for the period mentioned, mainly related to the Company's prior CEO’s compensation. It is the management’s opinion, based on legal opinion, that it’s more likely than not that the claim will be dismissed. Accordingly, no provision was recorded in these consolidated financial statements.

In accordance with Israeli tax regulations, as of December 31, 2017, the tax returns filed by the Company through the 2010 tax year are considered final. As of the date of the approval of these financial statements, tax years 2011-2012 are considered final and the related tax audit exposure decreased to USD 0.8 million.

g.	Taxes on income included in the Statements of Loss and Other Comprehensive Loss for the periods presented:

The following is reconciliation between the “theoretical” tax, which would apply to the Group if all of its income were taxed at the regular rate applicable to the Company in Israel (see a2 above) and the amount of tax reflected in the Statements of Loss for the reported year:

	2017	2016	2015
	USD in thousands
Loss before taxes on income	(2,552)	(8,979)	(9,464)
Theoretical tax savings	(587)	(2,245)	(2,508)
Increase in taxes arising from mainly tax losses created in the reported year for which deferred taxes were not recorded	580	2,273	2,576
Taxes on income (Tax benefit)	(7)	28	68